PROVISIONS	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
PROVISIONS
17. PROVISIONS

As at	December 31, 2019	December 31, 2018
Environmental rehabilitation provision	$71,121	$50,603
Long service leave	2,642	6,092
Total provisions	73,763	56,695
Current provisions	29,776	15,817
Long-term balance	$43,987	$40,878

Environmental rehabilitation provision

The Company provides for the estimated future cost of rehabilitating mine sites and related production facilities on a discounted basis as such activity that creates the rehabilitation obligation occurs. The rehabilitation provision represents the present value of estimated future rehabilitation costs. These provisions are based on the Company’s internal estimates, with consideration of closure plans and rehabilitation requirements established by relevant regulatory bodies.

Changes in the environmental rehabilitation provision for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Balance, beginning of year	$50,603	$54,429
Changes in estimates	19,644	6,885
Site closure and reclamation costs paid	(938)	(6,840)
Unwinding of discount on rehabilitation provision	848	1,152
Foreign currency translation	964	(5,023)
Balance, end of year	71,121	50,603
Current portion	24,172	10,488
Long-term balance	$46,949	$40,115

The majority of the expenditures are expected to occur between 2020 and 2041. The inflation adjusted discount rate used in estimating the environmental provision for the year ended December 31, 2019 was 0% (discount rates between 1.83% and 2.32% and inflation rates between 2% and 3% were used for the year ended December 31, 2018). As the life of the mine is extended, the timing of certain expenditures will be deferred.

All estimates and assumptions are reviewed on an annual basis to take into account any material changes to underlying assumptions and inputs. However, actual rehabilitation costs will ultimately depend upon future market prices for the necessary decommissioning works required, which will reflect market conditions at the relevant time. Furthermore, the timing of rehabilitation is likely to depend on when the mines cease to produce at economically viable rates. This, in turn, will depend upon future gold prices and costs of production, which are inherently uncertain.